Events after the reporting period	6 Months Ended
Dec. 31, 2023
Events after the reporting period [Abstract]
Events after the reporting period
Note 19. Events after the reporting period

Mining Hardware purchase contract and option
On 16 January, 2024, the Group announced it had entered into an agreement with Bitmain Technologies Delaware Limited (“Bitmain”) to purchase 5,000 Bitmain T21 miners (1.0 EH/s) which are scheduled for delivery in June 2024. The total contracted cost is $13,300,000.

The Group also paid a non-refundable deposit of $12,768,000 as an initial 10% option down payment in relation to a hardware purchase option to acquire up to 48,000 Bitmain T21 miners (9.1 EH/s) at a price of $14/TH.

Decisions with respect to exercising all, some or none of the miner purchase options will be made during 2024. If the entire option is exercised, the total contracted cost will be $127,680,000. If the option is exercised, the miners are scheduled for phased delivery in monthly batches from June 2024 to November 2024.
ATM Facility
Subsequent to 31 December 2023, the Company issued a further 19,660,120 Ordinary shares for total gross proceeds of $92,938,000.

Purchases NVIDIA H100 GPUs to target generative AI
On 14 February 2024, the Group announced the additional purchase of 568 of NVIDIA’s latest-generation artificial intelligence (“AI”) H100 GPUs for ~US$22 million.

No other matter or circumstance has arisen since 31 December 2023 that has significantly affected, or may significantly affect the Group's operations, the results of those operations, or the Group's state of affairs in future financial years.